Goodwill - Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Puhui [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Recoverable amount of the CGU exceeded its carrying amount	¥ 31,032,688	¥ 46,780,343	¥ 58,347,954